File No. 333-04675 and 811-7662

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


           [   ]  Pre-Effective Amendment No.
                                               ------

           [ X ]  Post-Effective Amendment No. 2

                        (Check appropriate box or boxes)

                                   ----------

                         ACCOLADE FUNDS/MEGATRENDS FUND
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 426-6635
              (Registrant's Telephone Number, Including Area Code)


                               7900 Callaghan Road
                            San Antonio, Texas 78229
                    (Address of Principal Executive Offices)


                                 Thomas D. Tays
                               7900 Callaghan Road
                            San Antonio, Texas 78229
                     (Name and Address of Agent for Service)


Approximate  Date of Proposed  Public  Offering:  Registrant  proposed that this
Registration Statement will become effective pursuant to Rule 488 under the Securities Act of 1933.

Pursuant to Rule 473(b), the registration statement shall hereby become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933. The Registrant, pursuant to Rule 461, hereby requests acceleration of its effective date to October 17, 1996.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest, without par value, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant's Rule 24f-2 Notice for its most recent fiscal year was filed on November 28, 1995.

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
Post Effective Amendment No. 1 to N-14 filed on October 11, 1996 is incorporated by reference into this Post Effective Amendment No. 2.

The purpose of this filing is to submit the following undertaking:

ITEM 17.  UNDERTAKING

The undersigned registrant undertakes to file Post Effective Amendment No. 3 which will include as an exhibit a tax opinion from Fried, Frank, Harris, Shriver & Jacobson (a draft of which was submitted as Exhibit 99.12 with Post Effective Amendment No. 1). This filing will be made as soon as possible after the Special Meeting of Shareholders.

                                 SIGNATURE PAGE

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of San Antonio and State of Texas, on the 16th day of October, 1996.


Registrant:         ACCOLADE FUNDS/MEGATRENDS FUND

                    By: * /s/ Frank E. Holmes
                    ------------------------------------
                    PRESIDENT

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated:

       SIGNATURE                        TITLE                    DATE
------------------------      --------------------------    ---------------

* /s/ Frank E. Holmes
------------------------      President, Chief Executive    October 16, 1996
FRANK E. HOLMES               Officer, Trustee


* /s/ Richard E. Hughs
------------------------      Trustee                       October 16, 1996
RICHARD E. HUGHS


* /s/ Clark R. Mandigo
------------------------      Trustee                       October 16, 1996
CLARK R. MANDIGO


* BY: /s/ Thomas D. Tays
  ----------------------      Vice President,               October 16, 1996
  THOMAS D. TAYS              Secretary
  POWER OF ATTORNEY